SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 13 — SUBSEQUENT EVENTS In March 2022, the Company has refunded the $4 million upfront payment to Galderma, See detailed information in note 8.